Troubled debt restructurings loan count by type of modification (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3,441	4,239
Extension of Maturity Date	378	1,328
Combination Interest Rate Reduction Maturity Date Extension	1,674	643
Other Modifications	1,770	1,558
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	3	0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	11	6
Extension of Maturity Date	10	3
Combination Interest Rate Reduction Maturity Date Extension	5	0
Other Modifications	13	1
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	13	48
Extension of Maturity Date	22	20
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	210	1
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	42	95
Extension of Maturity Date	91	47
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	87	2
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	4
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	4
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	583	466
Extension of Maturity Date	148	1,037
Combination Interest Rate Reduction Maturity Date Extension	1,621	632
Other Modifications	202	303
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	66	162
Combination Interest Rate Reduction Maturity Date Extension	42	3
Other Modifications	0	0
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,640	1,404
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1,242	1,247
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	3	0
Other Modifications	0	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,080	2,169
Extension of Maturity Date	31	55
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	5	0
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	9	3
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	62	46
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	4	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3,433	4,221
Extension of Maturity Date	375	1,322
Combination Interest Rate Reduction Maturity Date Extension	1,593	292
Other Modifications	1,763	1,547
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	9	6
Extension of Maturity Date	8	3
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	12	0
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	13	48
Extension of Maturity Date	22	20
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	208	0
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	42	95
Extension of Maturity Date	91	47
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	87	0
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	4
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	579	448
Extension of Maturity Date	147	1,032
Combination Interest Rate Reduction Maturity Date Extension	1,548	284
Other Modifications	202	300
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	66	162
Combination Interest Rate Reduction Maturity Date Extension	42	3
Other Modifications	0	0
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,640	1,404
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1,242	1,247
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,080	2,169
Extension of Maturity Date	31	55
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	5	0
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	9	3
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	62	46
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	4	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	8	18
Extension of Maturity Date	3	6
Combination Interest Rate Reduction Maturity Date Extension	81	351
Other Modifications	7	11
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2	0
Extension of Maturity Date	2	0
Combination Interest Rate Reduction Maturity Date Extension	5	0
Other Modifications	1	1
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	1
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	4
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4	18
Extension of Maturity Date	1	5
Combination Interest Rate Reduction Maturity Date Extension	73	348
Other Modifications	0	3
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	2	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	3	0
Other Modifications	0	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0